UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2015

Date of reporting period:	5/31/2014

Item 1. Schedule of Investments

Prudential Floating Rate Income Fund

Schedule of Investments

as of May 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.1%
ASSET-BACKED SECURITIES — 2.0%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2B, 144A	4.450%		04/28/26	500	$499,236
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410%		04/17/26	250	249,460
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class B, 144A	3.040	%(a)	01/17/26	250	243,035
Limerock CLO Ltd. (Cayman Islands), Series 2014-2A, Class C2, 144A	5.195%		04/18/26	750	746,165
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2014-16A, Class C2, 144A	5.360%		04/15/26	500	500,582

TOTAL ASSET-BACKED SECURITIES (cost $2,219,281)					2,238,478

BANK LOANS(a) — 91.4%
Aerospace & Defense — 1.8%
CPI International, Inc.	4.250%		04/07/21	350	349,708
Doncasters PLC	4.500%		04/09/20	495	495,309
SI Organization, Inc.	5.750%		06/30/20	250	249,688
TransDigm Group, Inc.	3.750%		05/31/21	500	496,771
Wyle Services Corp.	5.000%		05/23/21	400	399,500

					1,990,976

Airlines — 0.8%
American Airlines, Inc.	3.750%		06/27/19	586	585,941
United Airlines, Inc.	4.000%		04/01/19	322	321,911

					907,852

Automotive — 2.5%
ASP HHI Acquisition Co., Inc.	5.000%		10/05/18	223	223,356
Chrysler Group LLC	3.250%		12/31/18	750	744,643
Cooper Standard Automotive, Inc.	4.000%		04/05/21	375	374,883
Federal-Mogul Holdings Corp.	4.000%		04/16/18	250	248,125
Federal-Mogul Holdings Corp.	4.750%		04/15/21	200	199,208
Grede Holdings LLC	4.750%		06/30/21	250	249,896
Schaeffler AG (Germany)	3.750%		05/31/20	450	451,928
Tower Auto Holdings USA LLC	4.000%		04/23/20	249	248,544

					2,740,583

Brokerage — 1.4%
BATS Global Markets, Inc.	5.000%		01/31/20	889	866,531
VFH Parent LLC	5.750%		11/08/19	724	714,128

					1,580,659

Building Materials & Construction — 2.3%
Apex Tool Group, LLC	4.500%		01/31/20	495	482,161
CHI Overhead Doors, Inc.	5.502%		03/18/19	184	183,862
Continental Building Products LLC	3.479%		08/28/20	498	497,127
Ply Gem Industries, Inc.	4.000%		02/01/21	200	198,000
Quikrete Co., Inc.	7.000%		03/26/21	125	127,656
Summit Materials LLC	5.000%		01/30/19	270	270,715
Tomkins Air Distribution	4.250%		11/09/18	242	241,670
Wilsonart LLC	4.000%		10/31/19	495	491,433

					2,492,624

Cable — 1.2%
Hargray Comm Group, Inc.	4.750%	06/26/19	447	447,183
Numericable US LLC	4.500%	04/30/21	400	400,643
WideOpenWest Finance LLC	4.750%	04/01/19	490	492,067

				1,339,893

Capital Goods — 7.3%
4L Technologies, Inc.	5.500%	05/08/20	400	400,000
ADS Waste Holdings, Inc.	3.750%	10/09/19	420	416,889
Allflex Holdings III, Inc. (original cost $746,250; purchased 06/07/13)(b)(c)	4.250%	07/17/20	746	745,784
CPM Acquisition Corp.	6.250%	08/29/17	687	689,003
Doosan Infracore International, Inc.	4.500%	05/31/21	475	476,484
Entegris, Inc.	3.500%	04/30/21	250	247,031
Filtration Group, Inc.	4.500%	11/23/20	100	100,349
Gardner Denver, Inc. (original cost $569,264; purchased 07/23/13)(b)(c)	4.250%	07/30/20	572	571,553
GCA Servicing Group, Inc.	4.272%	11/01/19	93	92,406
Husky Injection Molding Systems Ltd.	4.250%	07/02/18	223	223,010
Mirror Bidco Corp.	4.250%	12/27/19	249	248,959
MX Holdings US, Inc.	4.500%	08/16/20	373	374,058
Neff Rental LLC	7.250%	06/09/21	200	198,875
Pelican Products, Inc.	5.250%	04/11/20	103	104,053
Polymer Group, Inc.	5.250%	12/19/19	200	200,248
Pro Mach, Inc.	4.500%	07/06/17	333	333,196
RBS Global, Inc./Rexnord LLC	4.000%	08/21/20	746	744,251
Silver II Borrower SCA (Luxembourg)	4.000%	12/13/19	483	482,799
STS Operating, Inc.	4.750%	02/12/21	375	375,469
Synagro Infrastructure Co., Inc.	6.250%	08/22/20	249	246,262
Tank Holding Corp.	4.250%	07/09/19	229	228,318
TriNet HR Corp.	5.000%	08/20/20	249	250,149
Unifrax I LLC (original cost $128,504; purchased 12/06/11)(b)(c)	4.250%	11/28/18	131	130,669
WireCo WorldGroup, Inc.	6.000%	02/15/17	146	147,083

				8,026,898

Chemicals — 5.6%
Arysta LifeScience SPC LLC	4.500%	05/29/20	645	644,587
Arysta LifeScience SPC LLC	8.250%	11/30/20	125	127,188
Axalta Coating Systems US Holding	4.000%	02/01/20	744	743,445
Colouroz Investment 2 LLC	4.750%	09/30/21	500	498,281
Colouroz Investment 2 LLC	8.250%	09/30/22	200	200,000
Emerald Performance Materials LLC	6.750%	05/18/18	196	197,045
Kronos Worldwide, Inc.	4.750%	02/28/20	400	402,125
Macdermid, Inc.	4.000%	06/08/20	248	247,918
Nexeo Solutions LLC	5.000%	09/08/17	291	291,000
Nusil Technology LLC (original cost $201,173; purchased 04/14/11)(b)(c)	5.250%	04/07/17	201	197,653
Oxea Fin LLC	4.250%	01/15/20	498	497,500
Oxea Fin LLC	8.250%	07/15/20	250	252,187
Royal Adhesives & Sealants LLC	5.500%	07/31/18	293	295,357
Tata Chemicals NA, Inc.	3.750%	08/07/20	744	743,445
Tronox Pigments Netherlands BV	4.000%	03/19/20	536	536,031
Univar, Inc.	5.000%	06/30/17	241	241,231

				6,114,993

Consumer — 4.4%
24 Hour Fitness Worldwide, Inc.	4.750%	05/31/21	250	250,625
Bombardier Recreational Products, Inc.	4.000%	01/30/19	377	376,402
Bright Horizons Family Solutions	4.000%	01/30/20	222	222,118
Britax US Holdings, Inc.	4.250%	10/15/20	249	232,167

Cole Haan, Inc.	5.000%	02/01/20	247	246,192
Fender Musical Instruments Corp.	5.750%	04/03/19	89	89,445
Hoffmaster Group, Inc.	5.250%	05/11/20	250	249,688
Huish Detergents, Inc.	5.500%	03/23/20	489	469,896
Libbey Glass, Inc.	3.750%	04/09/21	350	347,521
Serta Simmons Holdings LLC	4.250%	10/01/19	485	485,027
ServiceMaster Co.	4.481%	01/31/17	496	496,832
Spin Holdco, Inc.	4.250%	11/14/19	174	173,800
SRAM Corp.	4.000%	04/10/20	334	329,348
Tempur-Pedic International, Inc.	3.500%	03/18/20	415	412,872
Travelport LLC	6.250%	06/26/19	199	202,619
Water Pik, Inc.	5.750%	07/08/20	249	248,750

				4,833,302

Electric — 1.8%
Gim Channelview Cogeneration LLC	4.250%	05/08/20	130	130,532
Intergen NV (original cost $505,431; purchased 06/07/13)(c)	5.500%	06/15/20	521	524,102
Star West Generation LLC	4.250%	03/13/20	495	494,381
TPF Generation Holdings LLC	4.750%	12/31/17	423	409,660
USIC Holdings, Inc.	4.000%	07/10/20	372	370,211

				1,928,886

Energy - Other — 4.9%
Drillships Financing Holding, Inc.	6.000%	03/31/21	374	374,712
EP Energy LLC	4.500%	04/30/19	103	103,533
Fairmount Minerals Ltd.	3.750%	03/15/17	100	99,873
Fairmount Minerals Ltd.	4.500%	09/05/19	249	251,134
Fieldwood Energy LLC	3.875%	09/28/18	597	596,788
Fieldwood Energy LLC	8.375%	09/30/20	500	515,312
Floatel Delaware LLC	6.000%	06/30/20	375	375,000
Freif North American Power I LLC	4.750%	03/29/19	227	228,663
FTS International, Inc.	5.750%	04/16/21	375	377,344
HGIM Corp.	5.500%	06/18/20	373	368,228
McDermott Finance LLC	5.250%	04/16/19	450	451,688
Pacific Drilling SA (Luxembourg)	4.500%	06/01/18	521	521,062
Power Buyer LLC	4.250%	05/06/20	17	16,198
Power Buyer LLC	4.250%	05/06/20	309	303,374
Samson Investment Co.	5.000%	09/25/18	300	299,732
Seadrill Operating LP (United Kingdom)	4.000%	02/19/21	499	495,789

				5,378,430

Foods — 2.5%
ARAMARK Corp.	3.250%	09/09/19	250	248,304
Big Heart Pet Brands, Inc.	3.500%	03/09/20	375	371,527
DS Waters of America, Inc. (original cost $172,384; purchased 08/19/13)(b)(c)	5.250%	08/31/20	174	176,084
GFA Brands, Inc./UHF Acquisition Corp.	5.000%	07/09/20	248	248,747
Michael Foods, Inc.	4.250%	02/25/18	132	131,595
Mill US Acquisition, LLC	4.750%	07/03/20	174	174,426
Roundys Supermarkets, Inc.	5.750%	03/03/21	675	675,562
Stater Bros. Markets	4.750%	05/12/21	500	500,937
Viskase Cos., Inc.	4.250%	01/30/21	249	248,206

				2,775,388

Gaming — 4.5%
Affinity Gaming LLC	4.250%	11/09/17	114	114,644
Boyd Gaming Corp.	4.000%	08/14/20	485	485,442
Caesars Entertainment Operating Co., Inc.	5.478%	01/29/18	190	176,740

Caesars Entertainment Resort Properties LLC	7.000%	10/11/20	499	497,113
Cannery Casino Resorts LLC	6.000%	10/02/18	236	235,890
CCM Merger, Inc. (original cost $446,317; purchased 07/25/12)(c)	5.000%	03/01/17	450	449,396
CityCenter Holdings LLC	5.000%	10/16/20	1,247	1,254,980
Golden Nugget, Inc.	5.500%	11/21/19	748	765,407
Station Casinos LLC	4.250%	03/02/20	288	288,005
Yonkers Racing Corp.	4.250%	08/20/19	494	486,625
Yonkers Racing Corp.	8.750%	08/20/20	150	147,000

				4,901,242

Health Care & Pharmaceutical — 10.0%
Alere, Inc.	4.250%	06/30/17	221	220,224
Alliance HealthCare Services, Inc.	4.250%	06/03/19	744	742,515
Amneal Pharmaceuticals LLC	5.753%	11/01/19	348	350,208
Boston Luxembourg III SARL	4.000%	08/28/19	247	246,720
Carecore National LLC	5.500%	03/05/21	325	326,828
Catalent Pharma Solutions, Inc.	4.500%	09/15/21	670	672,198
Catalent Pharma Solutions, Inc.	6.500%	12/29/17	250	251,875
CeramTec GmbH (Germany)	4.250%	08/30/20	593	592,496
Community Heath Systems, Inc.	4.250%	01/27/21	1,247	1,253,500
IASIS Healthcare Corp.	4.500%	05/03/18	490	490,048
IMS Health, Inc.	3.750%	03/17/21	725	719,563
MPH Acquisition Holdings LLC	4.000%	03/31/21	466	464,226
Ortho Clinical Diagnostics	4.750%	06/30/21	750	753,075
Par Pharmaceutical Cos., Inc.	4.000%	09/30/19	394	392,742
Patheon Pharmaceuticals, Inc.	4.250%	03/11/21	500	494,554
Pharmedium Healthcare Corp.	4.250%	01/28/21	300	299,125
PRA Holdings	5.000%	09/23/20	622	621,869
RadNet, Inc.	4.250%	10/10/18	296	295,603
RadNet, Inc.	8.000%	03/25/21	225	225,563
Salix Pharmaceuticals Ltd.	4.250%	01/02/20	494	495,910
Truven Health Analytics, Inc.	4.500%	06/06/19	98	97,275
Valeant Pharmaceuticals International, Inc.	3.750%	08/05/20	919	916,952

				10,923,069

Insurance — 2.4%
AmWINS Group, Inc.	5.000%	09/06/19	247	246,877
Asurion LLC	5.000%	05/24/19	472	472,562
CCC Information Services, Inc.	4.000%	12/20/19	322	320,535
HUB International Ltd.	4.750%	10/02/20	697	697,371
Sedgwick Claims Management Services, Inc.	3.750%	03/01/21	650	640,758
Sedgwick Claims Management Services, Inc.	6.750%	02/28/22	250	249,219

				2,627,322

Lodging — 0.7%
Great Wolf Resorts, Inc.	4.250%	08/06/20	298	297,843
Playa Resorts Holding BV (Netherlands)	4.000%	08/09/19	448	447,470

				745,313

Media & Entertainment — 6.3%
Advantage Sales & Marketing, Inc.	4.250%	12/18/17	249	249,593
Cengage Learning Acquisition, Inc.	7.000%	03/31/20	525	533,203
Clear Channel Communications, Inc.	3.874%	01/29/16	500	494,844
Cumulus Media Holdings, Inc.	4.250%	12/23/20	249	249,501
EMI Group North America Holdings, Inc.	3.750%	06/29/18	330	329,357
Emmis Operating Co.	5.750%	06/30/21	225	224,438
Entravision Communications Corp.	3.500%	05/29/20	242	238,149
Getty Images, Inc.	4.750%	10/18/19	494	476,366
Gray Television, Inc.	4.500%	10/11/19	72	71,577

Ion Media Networks, Inc.	5.000%	12/18/20	249	250,310
Learfield Communications, Inc.	4.500%	10/09/20	499	501,867
Media Gen, Inc.	4.250%	07/31/20	557	559,212
Mood Media Corp.	7.000%	05/01/19	44	43,901
NEP Broadcasting LLC	9.500%	07/22/20	57	58,714
NEP/NCP Holdco, Inc.	4.250%	01/22/20	495	494,505
RentPath, Inc. (original cost $316,111; purchased 05/22/13)(b)(c)	6.250%	05/29/20	323	321,958
SMG	4.500%	02/27/20	200	199,625
SuperMedia, Inc.	12.000%	12/30/16	430	357,221
Telesat LLC (Canada)	3.500%	03/28/19	393	392,146
Univision Communications, Inc. (original cost $857,885; purchased 12/08/11 - 09/19/13)(b)(c)	4.000%	03/01/20	892	888,802

				6,935,289

Metals & Mining — 2.2%
Alpha Natural Resources, Inc.	3.500%	05/22/20	495	478,706
Arch Coal, Inc.	6.250%	05/16/18	368	362,061
FMG Resources (August 2006) Pty. Ltd. (Australia)	4.250%	06/30/19	246	245,878
Oxbow Carbon LLC	4.250%	07/19/19	193	192,420
Oxbow Carbon LLC	8.000%	01/17/20	225	229,219
Peabody Energy Corp.	4.250%	09/24/20	498	498,847
Phoenix Services Int’l. LLC	6.000%	06/30/17	99	99,497
Walter Energy, Inc.	7.250%	04/02/18	288	278,775

				2,385,403

Non-Captive Finance — 2.7%
Altisource Solutions SARL (Luxembourg)	4.500%	12/09/20	347	346,721
Electronic Funds Source	5.500%	05/29/21	150	150,844
Electronic Funds Source	8.500%	05/29/22	175	172,375
Fly Funding II SARL (Luxembourg)	4.500%	08/09/19	231	232,276
Flying Fortress, Inc.	3.500%	06/30/17	271	270,664
Guggenheim Partners Investment Management	4.250%	07/22/20	373	373,941
ION Trading Technologies SARL (Luxembourg)	4.500%	05/22/20	234	233,936
iStar Financial, Inc.	4.500%	10/15/17	181	181,840
National Financial Partners Corp.	5.250%	07/01/20	248	248,981
RCS Capital Corp.	6.500%	04/29/19	375	382,734
SNL Financial LC	4.500%	10/23/18	355	355,286

				2,949,598

Other Industry — 3.0%
AlixPartners LLP	4.000%	07/10/20	494	492,105
Alliance Laundry Holdings LLC	9.500%	12/10/19	205	207,102
Allied Security Holdings LLC	4.250%	02/12/21	500	497,813
Allied Security Holdings LLC	8.000%	08/13/21	250	250,313
AVSC Holding Corp.	4.500%	01/25/21	275	274,885
Brickman Group Holdings, Inc.	4.000%	12/18/20	374	372,259
Expert Global Solutions, Inc.	8.500%	04/03/18	145	138,969
Laureate Education, Inc.	5.000%	06/18/18	247	242,829
Minerals Technologies, Inc.	4.000%	05/07/21	500	501,250
Valleycrest Cos. LLC	5.500%	06/13/19	248	248,125

				3,225,650

Packaging — 1.9%
Ardagh Holdings USA, Inc. (Luxembourg)	4.071%	12/17/19	700	698,770
BWAY Holding Co. (original cost $492,516; purchased 10/25/12 - 01/15/13)(b)(c)	4.500%	08/06/17	494	494,738
Exopack Holdings SA (Luxembourg)	5.250%	05/08/19	249	252,804

Signode Industrial Group US, Inc.	4.000%	05/01/21	375	373,828
Tricorbraun, Inc. (original cost $236,589; purchased 04/30/12)(b)(c)	4.000%	05/03/18	238	237,760

				2,057,900

Paper — 0.4%
Appvion, Inc.	5.750%	06/28/19	273	274,473
Expera Specialty Solutions LLC	7.500%	12/26/18	149	149,805

				424,278

Pipelines & Other — 0.5%
Atlas Energy LP	6.500%	07/31/19	498	500,610

Real Estate — 0.5%
Realogy Corp.	4.401%	10/10/16	15	14,709
Realogy Group LLC	3.750%	03/05/20	248	247,195
Starwood Property Trust, Inc.	3.500%	04/17/20	248	246,108

				508,012

Restaurants — 0.9%
CEC Entertainment, Inc.	4.250%	02/12/21	725	718,354
Landry’s Restaurants, Inc. (original cost $230,401; purchased 04/19/12)(c)	4.000%	04/24/18	234	234,056

				952,410

Retailers — 3.2%
Bass Pro Group LLC	3.750%	11/20/19	242	242,285
Bauer Performance Sports Ltd.	4.500%	04/15/21	250	250,104
Harbor Freight Tools USA, Inc.	4.750%	07/26/19	366	367,881
Lands End, Inc.	4.250%	04/05/21	150	149,625
Leslie’s Poolmart, Inc.	4.250%	10/16/19	242	241,593
Neiman Marcus Group, Inc.	4.250%	10/25/20	622	620,324
Petco Animal Supplies, Inc. (original cost $199,439; purchased 02/25/13)(b)(c)	4.000%	11/24/17	198	198,413
Rite Aid Corp.	3.500%	02/21/20	372	371,490
Rite Aid Corp.	5.750%	08/21/20	375	382,594
Sears Roebuck Acceptance Corp.	5.500%	06/30/18	498	500,817
Sprouts Farmers LLC	4.000%	04/23/20	180	179,745

				3,504,871

Technology — 12.0%
ACTIVE Network, Inc.	5.500%	11/13/20	249	249,063
Alcatel-Lucent USA, Inc.	4.500%	01/30/19	497	497,581
Ancestry.com, Inc.	4.000%	05/15/18	214	213,536
Applied Systems, Inc.	4.250%	01/25/21	200	199,666
Applied Systems, Inc.	7.500%	01/24/22	150	152,063
Avaya, Inc.	4.723%	10/26/17	437	421,901
Avaya, Inc.	6.500%	03/30/18	197	195,637
Blackboard, Inc.	4.750%	10/04/18	443	445,540
BMC Software Finance, Inc.	5.000%	09/10/20	449	449,658
Ceridian Corp.	4.401%	08/14/15	483	483,664
CompuCom Systems, Inc.	4.250%	05/11/20	286	282,632
Deltek, Inc. (original cost $366,609; purchased 10/04/12)(b)(c)	4.500%	10/10/18	370	370,660
Eastman Kodak Co.	7.250%	09/03/19	248	251,433
Evergreen Skills SARL (Luxembourg)	4.500%	04/28/21	500	499,375
Evergreen Skills SARL (Luxembourg)	7.750%	04/28/22	200	198,375
Evertec Group LLC	3.500%	04/17/20	273	269,753
First Data Corp	4.231%	09/24/18	250	250,208
Freescale Semiconductor, Inc.	4.250%	02/28/20	739	739,297
Freescale Semiconductor, Inc.	5.000%	01/15/21	498	499,236
Genesys Telecom Holdings U.S., Inc.	4.000%	02/08/20	99	98,438

Go Daddy Operating Co. LLC	4.750%	05/13/21	375	376,406
Hyland Software, Inc.	4.750%	02/19/21	248	248,325
Interactive Data Corp.	4.750%	05/03/21	150	151,031
IPC Systems, Inc.	6.000%	11/09/20	500	496,250
Kronos, Inc.	4.500%	10/30/19	493	494,232
Kronos, Inc.	9.750%	04/30/20	449	463,002
MMI International Ltd.	7.250%	11/20/18	85	83,738
P2 Upstream Acquisition Co.	5.000%	10/30/20	249	250,310
Pinnacle US Acquisition Co. Ltd.	4.750%	07/30/19	246	245,055
Presidio, Inc.	5.000%	03/31/17	250	251,094
RBS WorldPay, Inc.	4.500%	11/29/19	498	498,744
RBS WorldPay, Inc.	4.750%	11/29/19	475	476,979
Sophia LP	4.000%	07/19/18	139	138,860
Sungard Availability Services Capital, Inc.	6.000%	03/29/19	375	372,891
SunGard Data Systems, Inc.	4.000%	03/06/20	218	218,329
Syniverse Holdings, Inc.	4.000%	04/23/19	482	481,886
TransUnion LLC	4.000%	04/09/21	800	797,750
Ultima US Holdings LLC	5.500%	07/02/20	274	273,627

				13,086,225

Telecommunications — 2.9%
Cincinnati Bell, Inc.	4.000%	09/10/20	423	422,135
Consolidated Communications, Inc.	4.250%	12/23/20	374	375,582
Fibertech Networks LLC	4.000%	12/18/19	289	288,445
Global Tel*Link Corp.	5.000%	05/22/20	319	316,350
Level 3 Finance, Inc.	4.000%	01/15/20	1,000	1,002,000
LTS Buyer LLC	4.000%	04/13/20	99	98,795
Mitel Networks Corp. (Canada)	5.250%	01/31/20	232	233,315
XO Communications LLC	4.250%	03/20/21	400	401,000

				3,137,622

Transportation — 0.8%
Navios Maritime Partners LP	5.250%	06/27/18	397	401,352
Pilot Travel Centers LLC	3.750%	03/30/18	495	495,878

				897,230

TOTAL BANK LOANS (cost $99,308,044)				99,872,528

CORPORATE BONDS — 5.7%
Building Materials & Construction — 0.4%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	9.000%	01/11/18	375	405,000

Chemicals — 0.5%
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%	04/15/21	170	170,000
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A	9.750%	03/31/20	300	336,750

				506,750

Consumer — 0.3%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/21	250	235,000
Service Corp. International, Sr. Unsec’d. Notes	5.375%	01/15/22	125	129,063

				364,063

Energy - Other — 0.3%
Hercules Offshore, Inc., Gtd. Notes, 144A	7.500%	10/01/21	100	100,750
SESI LLC, Gtd. Notes	7.125%	12/15/21	250	282,500

				383,250

Foods — 0.3%
Ingles Market, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	350	354,375

Gaming — 0.2%
PNK Finance Corp., Gtd. Notes, 144A	6.375%	08/01/21	250	263,125

Health Care & Pharmaceutical — 0.6%
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	375	411,563
Mallinckrodt International Finance SA, Gtd. Notes	4.750%	04/15/23	200	194,000

				605,563

Media & Entertainment — 0.9%
AMC Entertainment, Inc., Gtd. Notes	9.750%	12/01/20	200	229,000
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	250	253,437
SSI Investments II Ltd./SSI Co-Issuer LLC, Gtd. Notes	11.125%	06/01/18	500	527,815

				1,010,252

Packaging — 0.3%
Silgan Holdings, Inc., Sr. Unsec’d. Notes, 144A	5.500%	02/01/22	300	311,250

Pipelines & Other — 0.3%
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.750%	09/01/20	300	315,000

Real Estate Investment Trusts — 1.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	6.000%	10/15/21	300	316,500
CTR Partnership LP/CareTrust Capital Corp., Gtd. Notes, 144A	5.875%	06/01/21	125	126,250
Felcor Lodging LP, Sr. Sec’d. Notes	5.625%	03/01/23	350	360,937
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	250	262,500

				1,066,187

Retailers — 0.1%
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $98,618; purchased 06/06/13)(b)(c)	9.250%	06/15/21	100	108,500

Technology — 0.5%
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20	332	354,410
SunGard Data Systems, Inc., Gtd. Notes	7.625%	11/15/20	175	191,844

				546,254

TOTAL CORPORATE BONDS (cost $6,124,023)				6,239,569

TOTAL LONG-TERM INVESTMENTS (cost $107,651,348)				108,350,575

SHORT-TERM INVESTMENT — 0.8%

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $860,322)(d)			860,322	860,322

TOTAL INVESTMENTS — 99.9% (cost $108,511,670)(e)				109,210,897
Other assets in excess of liabilities — 0.1%				103,797

NET ASSETS — 100.0%				$109,314,694

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CLO	Collateralized Loan Obligation
PIK	Payment-in-Kind

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2014.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $5,567,491. The aggregate value, $5,650,128, is approximately 5.2% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$108,495,042

Appreciation	957,183
Depreciation	(241,328)

Net Unrealized Appreciation	$715,855

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$2,238,478	$—
Bank Loans	—	92,079,634	7,792,894
Corporate Bonds	—	6,239,569	—
Affiliated Money Market Mutual Fund	860,322	—	—

Total	$860,322	$100,557,681	$7,792,894

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Collateralized Loan Obligations
Balance as of 2/28/14	$6,542,267	$1,741,780
Realized gain (loss)	9,347	—
Change in unrealized appreciation (depreciation)*	(118,592)	—
Purchases	2,255,062	—
Sales	(849,117)	—
Accrued discount/premium	1,030	—
Transfers into Level 3	2,417,178	—
Transfers out of Level 3	(2,464,281)	(1,741,780)

Balance as of 5/31/14	$7,792,894	$—

*	Of which, $1,264 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 9 Bank Loans transferred into Level 3 as a result of using a single broker quote and 10 Bank Loans and 3 Collateralized Loan Obligations transferred out of Level 3 as a result of no longer using single broker quote and being valued by an independent pricing vendor.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below.

	Fair Value May 31, 2014	Valuation Methodologies	Unobservable Input(s)	Range (Weighted Average)
Bank Loans Investment	$7,792,894	Market Approach	Offered quote	$98.00 - $101.38($100.00)

Prudential Government Income Fund

Schedule of Investments

as of May 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 101.7%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.0%
CD Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49	2,488	$2,534,513
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	2,884	3,089,038
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	2,000	1,921,836
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	915	929,137
Credit Suisse Mortgage Trust, Capital Certificates, Series 2006-C1, Class AM	5.463	%(a)	02/15/39	300	320,459
Fannie Mae-ACES, Series 2012-M2, Class A2	2.717%		02/25/22	270	271,391
Fannie Mae-ACES, Series 2012-M13, Class A2	2.377%		05/25/22	3,250	3,148,096
Fannie Mae-ACES, Series 2013-M3, Class XI, I/O	4.043	%(a)	02/25/16	1,954	88,395
Fannie Mae-ACES, Series 2014-M2, Class A2	3.513%		12/25/23	3,950	4,120,960
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%		03/25/19	500	568,227
FHLMC Multifamily Structured Pass-Through Certificates, Series K004, Class A2	4.186%		08/25/19	8,500	9,416,224
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317%		11/25/19	1,900	2,118,515
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class A2(b)	2.968%		10/25/21	4,700	4,835,623
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.471	%(a)	05/25/22	15,264	1,418,100
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.510	%(a)	06/25/22	16,565	1,601,012
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class A2	2.573%		09/25/22	3,125	3,090,269
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, I/O	0.902	%(a)	10/25/22	42,002	2,544,717
FHLMC Multifamily Structured Pass-Through Certificates, Series K026, Class A2	2.510%		11/25/22	6,400	6,286,605
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%		02/25/23	6,400	6,658,554
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060%		07/25/23	6,400	6,507,936
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%		07/25/23	4,800	5,050,651
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class X1, I/O	0.802	%(a)	10/25/23	41,102	2,465,977
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.740	%(a)	08/25/16	6,799	180,920
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.781	%(a)	05/25/19	13,362	1,004,872
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.709	%(a)	07/25/19	12,926	950,154
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A3	5.804	%(a)	06/15/49	1,600	1,636,267
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A2	5.590%		09/12/49	436	435,278
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4B	5.265	%(a)	09/15/42	1,192	1,251,393

NCUA Guaranteed Notes, Series 2010-C1, Class A2	2.900%		10/29/20	4,000	4,163,612
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	2,400	2,345,498
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179	%(a)	07/15/42	2,400	2,512,097
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416	%(a)	01/15/45	2,000	2,137,092
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.720	%(a)	05/15/43	3,000	3,254,613

Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765%		07/15/45	3,744		3,990,538

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $93,068,988)						92,848,569

MUNICIPAL BONDS — 0.8%
New York City Transitional Finance Authority, Future Tax Secured Revenue	5.000%		11/01/42	930		1,031,640
Pennsylvania Turnpike Commission, Series C	5.000%		12/01/43	1,595		1,742,473
Utility Debt Securitization Authority, Revenue Bonds, Series TE	5.000%		12/15/41	960		1,084,253

TOTAL MUNICIPAL BONDS (cost $3,538,714)						3,858,366

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
MLCC Mortgage Investors, Inc., Series 2003-E, Class A1	0.770	%(a)	10/25/28	181		179,429
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.540	%(a)	02/25/34	694		704,575

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $877,417)						884,004

SMALL BUSINESS ADMINISTRATION AGENCIES — 0.4%
Small Business Administration Participation Certificates, Series 1995-20B, Class 1	8.150%		02/01/15	82		84,137
Small Business Administration Participation Certificates, Series 1995-20L, Class 1	6.450%		12/01/15	468		482,759
Small Business Administration Participation Certificates, Series 1996-20H, Class 1	7.250%		08/01/16	456		474,104
Small Business Administration Participation Certificates, Series 1996-20K, Class 1	6.950%		11/01/16	383		400,695
Small Business Administration Participation Certificates, Series 1997-20A, Class 1	7.150%		01/01/17	162		168,900
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000%		09/01/18	653		689,743

TOTAL SMALL BUSINESS ADMINISTRATION AGENCIES (cost $2,206,892)						2,300,338

U.S. GOVERNMENT AGENCY OBLIGATIONS — 50.5%
Fannie Mae, Series 2002-18, Class PC	5.500%		04/25/17	46	(c)	46
Fannie Mae, Series 2002-57, Class ND	5.500%		09/25/17	489		513,253
Federal Home Loan Mortgage Corp.(d)	0.750%		01/12/18	1,425		1,405,617
Federal Home Loan Mortgage Corp.	1.750%		05/30/19	1,530		1,540,242
Federal Home Loan Mortgage Corp.	2.354	%(a)	05/01/34	1,219		1,295,962
Federal Home Loan Mortgage Corp.	3.000	%(e)	TBA	8,500		8,386,779
Federal Home Loan Mortgage Corp.	3.500%		TBA	2,500		2,573,047
Federal Home Loan Mortgage Corp.	3.500	%(e)	TBA	1,000		1,055,664
Federal Home Loan Mortgage Corp.	3.500%		09/01/26 - 06/01/42	4,267		4,420,098
Federal Home Loan Mortgage Corp.	4.000%		TBA	1,500		1,587,656
Federal Home Loan Mortgage Corp.	4.000%		06/01/26 - 12/01/40	8,790		9,329,042
Federal Home Loan Mortgage Corp.	4.500%		09/01/39	4,710		5,097,542
Federal Home Loan Mortgage Corp.	5.000%		06/01/33 - 05/01/34	6,254		6,925,596
Federal Home Loan Mortgage Corp.	5.500%		05/01/37 - 01/01/38	852		946,377
Federal Home Loan Mortgage Corp.	6.000%		08/01/32 - 09/01/34	474		536,925
Federal Home Loan Mortgage Corp.	6.500%		09/01/32	554		628,362
Federal Home Loan Mortgage Corp.	7.000%		09/01/32	56		63,429

Federal Home Loan Mortgage Corp.	8.000%		03/01/22 - 08/01/22	39	39,942
Federal Home Loan Mortgage Corp.	8.500%		01/01/17 - 09/01/19	43	44,569
Federal Home Loan Mortgage Corp.	9.000%		01/01/20	21	21,660
Federal Home Loan Mortgage Corp.	11.500%		10/01/19	19	18,822
Federal National Mortgage Association(b)(d)	0.875%		05/21/18	935	921,967
Federal National Mortgage Association	1.750%		06/20/19	2,300	2,312,613
Federal National Mortgage Association(b)	1.875%		02/19/19	1,370	1,393,172
Federal National Mortgage Association	2.011	%(a)	04/01/34	518	547,726
Federal National Mortgage Association	2.174	%(a)	07/01/33	3,407	3,604,355
Federal National Mortgage Association	2.225	%(a)	06/01/34	889	944,571
Federal National Mortgage Association	2.240	%(a)	04/01/34	885	939,383
Federal National Mortgage Association	2.500	%(e)	TBA	6,000	6,105,000
Federal National Mortgage Association	3.000	%(e)	TBA	6,500	6,764,063
Federal National Mortgage Association	3.000	%(e)	TBA	9,500	9,382,734
Federal National Mortgage Association	3.000%		01/01/27 - 12/01/42	3,749	3,804,657
Federal National Mortgage Association	3.500	%(e)	TBA	34,500	35,561,951
Federal National Mortgage Association	3.500%		TBA	6,500	6,877,813
Federal National Mortgage Association	3.500%		12/01/41 - 03/01/42	2,828	2,918,992
Federal National Mortgage Association	4.000%		TBA	10,000	10,562,501
Federal National Mortgage Association	4.000%		09/01/40	3,478	3,690,795
Federal National Mortgage Association	4.500	%(e)	TBA	10,500	11,356,406
Federal National Mortgage Association	4.500%		TBA	2,500	2,696,582
Federal National Mortgage Association	4.500%		01/01/20	219	233,145
Federal National Mortgage Association	5.000	%(e)	TBA	1,500	1,657,500
Federal National Mortgage Association	5.000%		07/01/18 - 05/01/36	4,894	5,331,750
Federal National Mortgage Association	5.500%		08/01/15 - 11/01/36	14,438	16,176,954
Federal National Mortgage Association	6.000%		11/01/14 - 05/01/36	4,416	4,969,011
Federal National Mortgage Association	6.500%		12/01/14 - 10/01/37	5,363	6,102,836
Federal National Mortgage Association	7.000%		09/01/14 - 02/01/36	1,535	1,686,322
Federal National Mortgage Association	9.000%		04/01/25	17	17,662
Federal National Mortgage Association	9.500%		01/01/25 - 02/01/25	23	23,096
FICO STRIPS P/O, Series 4-P	1.398	%(f)	10/06/17	2,640	2,535,831
FICO STRIPS P/O, Series D-P	2.224	%(f)	09/26/19	2,090	1,887,546
Freddie Mac, Series 2002-2496, Class PM	5.500%		09/15/17	1,370	1,450,977
Freddie Mac, Series 2002-2501, Class MC	5.500%		09/15/17	507	532,831
Freddie Mac, Series 2002-2513, Class HC	5.000%		10/15/17	2,416	2,542,080
Government National Mortgage Association	3.000	%(e)	TBA	4,500	4,521,093
Government National Mortgage Association	3.500	%(e)	TBA	3,000	3,122,344
Government National Mortgage Association	3.500	%(e)	TBA	5,000	5,200,000
Government National Mortgage Association	4.000	%(e)	TBA	15,000	16,017,188
Government National Mortgage Association	4.000%		02/20/41	1,493	1,598,263
Government National Mortgage Association	4.500	%(e)	TBA	3,500	3,807,482
Government National Mortgage Association	4.500	%(e)	TBA	1,500	1,629,669
Government National Mortgage Association	4.500%		02/20/40 - 03/20/41	6,002	6,552,696
Government National Mortgage Association	5.000%		07/15/33 - 04/15/34	2,973	3,293,877
Government National Mortgage Association	5.500%		02/15/34 - 02/15/36	1,408	1,589,744

Government National Mortgage Association	7.000%		03/15/22 - 02/15/29	2,400	2,573,923
Government National Mortgage Association	7.500%		01/15/23 - 07/15/24	303	321,013
Government National Mortgage Association	8.500%		04/15/25	303	373,007
Government National Mortgage Association	9.500%		09/15/16 - 08/20/21	105	108,004
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	2,780	2,833,610
Ukraine AID, USAID Bond, U.S. Gov’t. Gtd. Notes	1.844%		05/16/19	3,245	3,259,508
Westpac Banking Corp. (Australia), 144A(b)	2.000%		05/21/19	1,515	1,517,939

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $252,915,855)					260,282,812

U.S. TREASURY OBLIGATIONS — 31.8%
U.S. Treasury Notes	1.000%		09/30/19	11,775	11,389,557
U.S. Treasury Notes	1.250%		11/30/18	15,880	15,789,436
U.S. Treasury Notes	1.500%		12/31/18	57,850	58,084,987
U.S. Treasury Notes(b)	1.625%		04/30/19	3,580	3,599,858
U.S. Treasury Notes(b)	2.125%		01/31/21	24,050	24,275,469
U.S. Treasury Notes(b)(g)	2.250%		03/31/21	12,470	12,664,844
U.S. Treasury Notes	2.250%		04/30/21	4,750	4,820,509
U.S. Treasury Notes	2.500%		05/15/24	1,160	1,164,350
U.S. Treasury Notes	3.375%		05/15/44	630	637,284
U.S. Treasury Notes	3.625%		02/15/44	2,585	2,741,716
U.S. Treasury STRIPS, I/O	1.979	%(f)	05/15/22	14,120	11,733,635
U.S. Treasury STRIPS, I/O(b)	2.171	%(f)	02/15/22	1,875	1,573,067
U.S. Treasury STRIPS, I/O	3.052	%(f)	08/15/24	6,700	5,108,716
U.S. Treasury STRIPS, I/O	2.190	%(f)	08/15/21	5,070	4,334,318
U.S. Treasury STRIPS, P/O(b)	6.184	%(f)	05/15/44	5,105	1,791,763
U.S. Treasury STRIPS, P/O(b)	6.988	%(f)	02/15/44	10,995	3,895,869

TOTAL U.S. TREASURY OBLIGATIONS (cost $162,077,312)					163,605,378

TOTAL LONG-TERM INVESTMENTS (cost $514,685,178)					523,779,467

				Shares
SHORT-TERM INVESTMENTS — 31.3%
AFFILIATED MUTUAL FUNDS — 31.2%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $14,335,711)(h)				1,576,805	14,758,896
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $146,104,245; includes $29,428,894 of cash collateral for securities on loan)(h)(i)				146,104,245	146,104,245

TOTAL AFFILIATED MUTUAL FUNDS (cost $160,439,956)					160,863,141

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(j) — 0.1%
Call Options
Interest Rate Swap Options
Receive a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $446,769)			Citigroup Global Markets	35,200	600,322

TOTAL SHORT-TERM INVESTMENTS (cost $160,886,725)				161,463,463

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 133.0% (cost $675,571,903)				685,242,930

	Interest Rate	Maturity Date	Principal Amount(000)#
SECURITIES SOLD SHORT — (1.3)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal National Mortgage Association	3.000%	TBA	6,000	(5,941,875)
Federal National Mortgage Association	4.000%	TBA	500	(529,922)

TOTAL SECURITIES SOLD SHORT (proceeds received $6,434,453)				(6,471,797)

		Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*(j)
Call Options
Interest Rate Swap Options
Receive a fixed rate of 2.35% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (premiums received $61,465)		Citigroup Global Markets	35,200	(81,901)

TOTAL INVESTMENTS, NET SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 131.7% (cost $669,075,985)(k)				678,689,232
Liabilities in excess of other assets(l) — (31.7)%				(163,401,582)

NET ASSETS — 100.0%				$515,287,650

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ACES	Alternative Credit Enhancements Securities
CMBS	Collateralized Mortgage-Backed Security
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corp.
I/O	Interest Only
LIBOR	London Interbank Offered Rate
P/O	Principal Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USAID	United States Agency for International Development

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2014.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $28,786,072; cash collateral of $29,428,894 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Amount is actual; not rounded to thousands.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(e)	All or a partial principal amount of $77,000,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(f)	Rate shown is the yield to maturity at purchase date.
(g)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2014.
(k)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$677,269,152

Appreciation	10,693,603
Depreciation	(2,719,825)

Net Unrealized Appreciation	$7,973,778

The book basis may differ from tax basis due to certain tax related adjustments.

(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at May 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2014	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
451	5 Year U.S. Treasury Notes	Sep. 2014	$53,940,635	$54,010,773	$70,138
178	10 Year U.S. Treasury Notes	Sep. 2014	22,293,202	22,341,781	48,579
46	U.S. Long Treasury Bonds	Sep. 2014	6,351,777	6,323,562	(28,215)
57	U.S. Ultra Treasury Bonds	Sep. 2014	8,451,565	8,566,031	114,466

					204,968

	Short Positions:
526	2 Year U.S. Treasury Notes	Sep. 2014	$115,479,879	$115,596,719	$(116,840)
72	U.S. Long Treasury Bonds	Jun. 2014	9,890,909	9,954,000	(63,091)

					(179,931)

					$25,037

(1)	U.S. Government Agency securities with a combined market value of $729,742 have been segregated with J.P. Morgan Securities LLC to cover requirements for open contracts at May 31, 2014.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2014.

Interest rate swap agreements outstanding at May 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
4,755	11/30/16	0.945%	3 Month LIBOR(1)	$(29,503)	$—	$(29,503)	Citigroup Global Markets
7,700	02/15/19	1.656%	3 Month LIBOR(1)	(81,775)	—	(81,775)	Citigroup Global Markets
7,700	02/15/19	1.794%	3 Month LIBOR(2)	138,233	—	138,233	JPMorgan Chase

				$26,955	$—	$26,955

Notional Amount(000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
34,500	09/30/15	0.496%	3 Month LIBOR(2)	$236	$83,533	$83,297
10	02/18/16	0.450%	3 Month LIBOR(2)	150	7	(143)
100	02/21/16	0.429%	3 Month LIBOR(1)	150	(24)	(174)
9,975	08/31/18	1.625%	3 Month LIBOR(1)	(38,864)	(95,198)	(56,334)
42,130	11/30/18	1.625%	3 Month LIBOR(1)	(186,154)	(122,463)	63,691
32,935	02/15/21	2.375%	3 Month LIBOR(1)	56,008	(652,779)	(708,787)

21,265	05/15/21	2.375%	3 Month LIBOR(1)	(289,724)	(252,279)	37,445
6,200	01/13/22	2.351%	3 Month LIBOR(1)	187	(60,108)	(60,295)
7,335	01/13/22	2.480%	3 Month LIBOR(1)	194	(139,352)	(139,546)
2,590	01/22/22	2.467%	3 Month LIBOR(1)	166	(46,025)	(46,191)
13,090	12/20/23	2.932%	3 Month LIBOR(1)	255	(486,323)	(486,578)
2,300	03/31/44	3.475%	3 Month LIBOR(2)	190	83,557	83,367

				$(457,206)	$(1,687,454)	$(1,230,248)

U.S. Treasury security with a market value of $1,886,080 has been segregated with Citigroup Global Markets, Inc. to cover requirements for open contracts at May 31, 2014.

(1)	The Fund pays the fixed rated and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2014.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$92,848,569	$—
Municipal Bonds	—	3,858,366	—
Residential Mortgage-Backed Securities	—	884,004	—
Small Business Administration Agencies	—	2,300,338	—
U.S. Government Agency Obligations	—	260,282,812	—
U.S. Treasury Obligations	—	163,605,378	—
Affiliated Mutual Funds	160,863,141	—	—
Options Purchased	—	600,322	—
Securities Sold Short – U.S. Government Agency Obligations	—	(6,471,797)	—
Options Written	—	(81,901)	—
Other Financial Instruments*
Futures Contracts	25,037	—	—
Interest Rate Swap Agreements	—	(1,203,293)	—

Total	$160,888,178	$516,622,798	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Notes to Schedules of Investments (Unaudited)

Security Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 14

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     July 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     July 18, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date     July 18, 2014

*	Print the name and title of each signing officer under his or her signature.